Income Taxes - Summary of Non-capital Losses (Details) - Non-capital losses $ in Thousands	Dec. 31, 2020 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	$ 78,994
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	9,809
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	12,170
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	4,009
2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	4,774
2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	4,343
2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	2,873
2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	2,457
2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	2,472
2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	3,125
2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	6,430
2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	4,812
2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	5,056
2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	6,864
2040
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	$ 9,800